FINANCIAL INSTRUMENTS - Schedule of Foreign Exchange Forward Contracts at Fair Value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 UYU ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 USD ($) MXN ($) UYU ($) EUR (€) CLP ($) AUD ($) COP ($) INR (₨)	Dec. 31, 2024 USD ($) INR (₨) UYU ($) AUD ($) CLP ($) COP ($) GBP (£)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value (liabilities)														$ (939)	$ (848)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														941.00	84.27
Notional foreign currency rate					$ 899.02				₨ 85.27
Fair value (liabilities)														$ (379)	$ (111)
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														0.85	84.67
Notional foreign currency rate						€ 0.85			85.87
Fair value (liabilities)														$ (72)	$ (119)
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														0.86	4,424
Notional foreign currency rate						€ 0.85		$ 4,427
Fair value (liabilities)														$ (68)	$ (7)
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														88.75	4,424.7
Notional foreign currency rate		₨ 90.13						4,427
Fair value (liabilities)														$ (168)	$ (6)
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														18.59	0.79
Notional foreign currency rate							$ 18.06						£ 0.80
Fair value (liabilities)														$ (146)	$ (34)
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														908.93	1.52
Notional foreign currency rate					$ 898.84						$ 1.62
Fair value (liabilities)														$ (106)	$ (443)
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨															85.94
Notional foreign currency rate | ₨									₨ 86.11
Fair value (liabilities)															$ (22)
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															4,411.5
Notional foreign currency rate								$ 4,443.21
Fair value (liabilities)															$ (105)
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts															44.39
Notional foreign currency rate										$ 44.40
Fair value (liabilities)															$ (1)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value assets														$ 499	$ 170
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														3,915.95	977.00
Notional foreign currency rate	$ 3,800.88											$ 995.03
Fair value assets														$ 305	$ 145
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														90.48	992.22
Notional foreign currency rate		₨ 90.38										$ 995.54
Fair value assets														$ 2	$ 25
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														39.39
Notional foreign currency rate			$ 39.24
Fair value assets														$ 30
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts														1.54
Notional foreign currency rate				$ 1.50
Fair value assets														$ 162